Business Segment Information [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

				Global Business Group
	Retail Banking Business Group	Corporate Banking Business Group	Trust Assets Business Group	Other than MUAH/ Krungsri	MUAH	Krungsri(2)	Total	Global Markets Business Group	Other	Total
	(in billions)
Fiscal year ended March 31, 2013:
Net revenue:	¥1,200.7	¥851.7	¥139.0	¥448.1	¥288.5	¥—	¥736.6	¥796.0	¥(15.8)	¥3,708.2
BTMU and MUTB:	563.2	755.4	56.3	340.4	—	—	340.4	680.2	(5.2)	2,390.3
Net interest income	431.1	378.5	—	163.6	—	—	163.6	283.7	61.1	1,318.0
Net fees	123.5	308.3	56.3	141.6	—	—	141.6	(19.4)	(27.9)	582.4
Other	8.6	68.6	—	35.2	—	—	35.2	415.9	(38.4)	489.9
Other than BTMU and MUTB(1)	637.5	96.3	82.7	107.7	288.5	—	396.2	115.8	(10.6)	1,317.9
Operating expenses	908.5	440.4	89.5	243.2	205.4	—	448.6	148.7	162.9	2,198.6

Operating profit (loss)	¥292.2	¥411.3	¥49.5	¥204.9	¥83.1	¥—	¥288.0	¥647.3	¥(178.7)	¥1,509.6

Fiscal year ended March 31, 2014:
Net revenue:	¥1,283.6	¥912.5	¥159.0	¥540.5	¥375.9	¥—	¥916.4	¥604.7	¥(12.8)	¥3,863.4
BTMU and MUTB:	573.7	786.9	66.1	419.9	—	—	419.9	440.0	0.1	2,286.7
Net interest income	403.5	359.9	—	212.2	—	—	212.2	243.9	88.3	1,307.8
Net fees	161.9	338.9	66.1	164.7	—	—	164.7	(23.2)	(62.3)	646.1
Other	8.3	88.1	—	43.0	—	—	43.0	219.3	(25.9)	332.8
Other than BTMU and MUTB(1)	709.9	125.6	92.9	120.6	375.9	—	496.5	164.7	(12.9)	1,576.7
Operating expenses	952.2	444.6	95.4	292.9	266.9	—	559.8	185.0	163.0	2,400.0

Operating profit (loss)	¥331.4	¥467.9	¥63.6	¥247.6	¥109.0	¥—	¥356.6	¥419.7	¥(175.8)	¥1,463.4

Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥949.3	¥171.5	¥611.6	¥442.4	¥240.3	¥1,294.3	¥661.7	¥(11.7)	¥4,364.5
BTMU and MUTB:	577.5	818.1	71.0	480.9	—	—	480.9	496.3	30.7	2,474.5
Net interest income	374.9	349.4	—	236.1	—	—	236.1	276.7	163.9	1,401.0
Net fees	190.7	375.4	71.0	190.6	—	—	190.6	(34.8)	(95.0)	697.9
Other	11.9	93.3	—	54.2	—	—	54.2	254.4	(38.2)	375.6
Other than BTMU and MUTB(1)	721.9	131.2	100.5	130.7	442.4	240.3	813.4	165.4	(42.4)	1,890.0
Operating expenses	958.8	454.5	103.2	365.0	306.0	123.7	794.7	204.4	185.5	2,701.1

Operating profit (loss)	¥340.6	¥494.8	¥68.3	¥246.6	¥136.4	¥116.6	¥499.6	¥457.3	¥(197.2)	¥1,663.4

Notes:
(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.
(2)	In January 2015, we integrated the former BTMU Bangkok branch with Krungsri. In the above table, the net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the fiscal year ended March 31, 2015 are included in the Global Business Group, but not in Krungsri. The net revenue, operating expenses and operating profit of the former BTMU Bangkok branch were ¥21.9 billion, ¥7.5 billion and ¥14.4 billion for the fiscal year ended March 31, 2015, respectively. For our business segment information for the six months ended September 30, 2014 and 2015, see our current report on Form 6-K submitted to the U.S. Securities and Exchange Commission on January 29, 2016, which is incorporated by reference in this prospectus.